SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2014
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of allowance for doubtful accounts

	Year Ended December 31,
	2014	2013	2012
Beginning balance	$(849)	$(751)	$(675)
Charged to expense	(4,045)	(873)	(605)
Write-offs, net of recoveries	1,851	775	529

Ending balance	$(3,043)	$(849)	$(751)

Schedule of revenue from therapeutic classes

	Year Ended December 31,
	2014	2013	2012
Oncology	$1,068,751	$736,987	$495,028
Immunology(1)	438,145	378,685	319,092
Multiple Sclerosis	226,805	169,470	110,947
Other (none greater than 10%)	481,255	229,997	201,876

Total revenue	$2,214,956	$1,515,139	$1,126,943

(1)	Includes drugs dispensed to treat arthritis, Crohn's disease and psoriasis.